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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-2361

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                        ING INTERMEDIATE BOND PORTFOLIO
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                         7337 E. DOUBLETREE RANCH ROAD
                             SCOTTSDALE, AZ 85258
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

  (NAME AND ADDRESS OF AGENT FOR SERVICE)           WITH COPIES TO:

          THERESA K. KELETY, ESQ.                PHILIP H. NEWMAN, ESQ.
           ING INVESTMENTS, LLC                   GOODWIN PROCTER, LLP
       7337 E. DOUBLETREE RANCH ROAD                 EXCHANGE PLACE
           SCOTTSDALE, AZ 85258                     53 STATE STREET
                                                    BOSTON, MA 02109

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 - June 30, 2010

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2009 - 06/30/2010
ING Intermediate Bond Portfolio


======================= ING Intermediate Bond Portfolio ========================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING INTERMEDIATE BOND PORTFOLIO

By:  /s/ Shaun P. Mathews
     --------------------------------------
     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 27, 2010